Security Federal Corporation Condensed Financial Statements	12 Months Ended
Mar. 31, 2012
Security Federal Corporation Condensed Financial Statements:
Security Federal Corporation Condensed Financial Statements

(22)	Security Federal Corporation Condensed Financial Statements (Parent Company Only)

The following is condensed financial information of Security Federal Corporation (Parent Company only).  The primary asset is its investment in the Bank subsidiary and the principal source of income for the Company is equity in undistributed earnings from the Bank.

Condensed Balance Sheet Data

	At March 31,
	2012	2011
Assets:
Cash	$5,471,308	$5,422,037
Investment Securities, Available For Sale	75,750	78,750
Investment in Security Federal Statutory Trust	155,000	155,000
Loans Receivable, Net	-	1,786,294
Investment In Security Federal Bank	86,405,275	81,411,687
Accounts Receivable And Other Assets	69,787	36,616
Total Assets	$92,177,120	$88,890,384

Liabilities And Shareholders’ Equity:
Accounts Payable And Other Liabilities	$167,534	$173,167
Other Borrowings	-	-
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Mandatorily Redeemable Financial Instrument	-	1,467,312
Shareholders’ Equity	80,770,586	76,010,905
Total Liabilities And Shareholders’ Equity	$92,177,120	$88,890,384

Condensed Statements of Income Data

	For the Years Ended March 31,
	2012	2011	2010
Income:
Equity In Earnings Of Security Federal Bank	$2,095,707	$2,029,275	$2,004,759
Interest Income	78,667	91,806	10,163
Miscellaneous Income	34,338	24,803	7,199
Total Income	2,208,712	2,145,884	2,022,121
Expenses:
Interest Expense	653,727	720,081	474,133
Mandatorily Redeemable Financial Instrument Valuation (Income) Expense	(50,000)	(196,000)	63,000
Other Expenses	24,329	37,757	38,982
Total Expenses	628,056	561,838	576,115
Income Before Income Taxes	1,580,656	1,584,046	1,446,006
Income Tax Benefit	(214,719)	(258,867)	(158,795)
Net Income	1,795,375	1,842,913	1,604,801
Preferred Stock Dividends	440,000	666,453	900,000
Accretion of Preferred Stock to Redemption Value	-	18,816	72,544
Net Income Available to Common Shareholders	$1,355,375	$1,157,644	$632,257

Condensed Statements of Cash Flow Data

	For the Years Ended March 31,
	2012	2011	2010
Operating Activities:
Net Income	$1,795,375	$1,842,913	$1,604,801
Adjustments To Reconcile Net Income To Net Cash Provided By (Used In) Operating Activities:
Equity In Earnings Of Security Federal Bank	(2,095,707)	(2,029,275)	(2,004,759)
Stock Compensation Expense	33,123	34,424	33,124
Mandatorily Redeemable Financial Instrument Valuation (Income) Expense	(50,000)	(196,000)	63,000
(Increase) Decrease In Accounts Receivable And Other Assets	(32,154)	214	194,933
Increase (Decrease) In Accounts Payable	(5,633)	(1,236)	143,154
Net Cash Provided By (Used In) Operating Activities	(354,996)	(348,960)	34,253
Investing Activities:
Decrease (Increase) In Loans Receivable	1,786,294	(1,786,294)	-
Additional Investment in Security Federal Bank	-	(4,000,000)	-
Net Cash Provided By (Used In) Investing Activities	1,786,294	(5,786,294)	-
Financing Activities:
Employee Stock Purchase Plan Purchases	-	-	19,800
Proceeds From Issuance Of Senior Convertible Debentures	-	-	6,084,000
Proceeds From Issuance Of Common Stock	-	4,829,060	-
Proceeds From Issuance Of Preferred Stock	-	22,000,000	-
Redemption Of Preferred Stock	-	(18,000,000)	-
Repayments On Line of Credit	-	-	(4,787,330)
Dividends Paid To Shareholders-Preferred Stock	(440,000)	(726,222)	(900,000)
Dividends Paid To Shareholders-Common Stock	(942,027)	(858,184)	(787,550)
Net Cash Provided By (Used In) Financing Activities	(1,382,027)	7,244,654	(371,080)
Net Increase (Decrease) In Cash	49,271	1,109,400	(336,827)
Cash At Beginning Of Year	5,422,037	4,312,637	4,649,464
Cash At End Of Year	$5,471,308	$5,422,037	$4,312,637